Summarised financial information of subsidiaries with material non-controlling interests - Summarised balance sheets (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Liabilities	¥ (411,380,000)	¥ (543,836,000)
Total current net assets/(liabilities)	(299,810,000)
Noncurrent
Assets	449,095,000	468,773,000
Liabilities	(115,655,000)	¥ (128,414,000)
Net assets/(liabilities)	¥ 33,629,000
Subsidiaries with material non-controlling interests
Summarised financial information of subsidiaries with material non controlling interests
Proportion of non-controlling interests in subsidiaries with material non-controlling interests to total non-controlling interests (as a percent)	40.00%	40.00%	21.00%
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd.
Current
Assets	¥ 33,060,000	¥ 23,004,000	¥ 17,024,000
Liabilities	(23,017,000)	(17,145,000)	(15,541,000)
Total current net assets/(liabilities)	10,043,000	5,859,000	1,483,000
Noncurrent
Assets	8,958,000	5,466,000	3,868,000
Liabilities	(9,167,000)	(3,495,000)	(733,000)
Total noncurrent net assets	(209,000)	1,971,000	3,135,000
Net assets/(liabilities)	9,834,000	7,830,000	4,618,000
Shanghai Pengai Aesthetic Medical Clinic Co., Ltd.
Current
Assets	20,587,000	14,761,000	13,772,000
Liabilities	(56,395,000)	(50,260,000)	(46,764,000)
Total current net assets/(liabilities)	(35,808,000)	(35,499,000)	(32,992,000)
Noncurrent
Assets	46,180,000	41,102,000	40,871,000
Liabilities	(39,215,000)	(29,174,000)	(29,040,000)
Total noncurrent net assets	6,965,000	11,928,000	11,831,000
Net assets/(liabilities)	(28,843,000)	(23,571,000)	(21,161,000)
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd.
Current
Assets	19,509,000	8,773,000	10,252,000
Liabilities	(46,968,000)	(32,844,000)	(33,393,000)
Total current net assets/(liabilities)	(27,459,000)	(24,071,000)	(23,141,000)
Noncurrent
Assets	36,573,000	30,261,000	26,429,000
Liabilities	(4,631,000)
Total noncurrent net assets	31,942,000	30,261,000	26,429,000
Net assets/(liabilities)	4,483,000	6,190,000	3,288,000
Haikou Pengai Aesthetic Medical Hospital Co., Ltd.
Current
Assets	5,339,000	4,510,000	4,546,000
Liabilities	(25,022,000)	(22,396,000)	(23,484,000)
Total current net assets/(liabilities)	(19,683,000)	(17,886,000)	(18,938,000)
Noncurrent
Assets	12,256,000	15,295,000	18,964,000
Liabilities	(4,640,000)	(5,450,000)	(5,808,000)
Total noncurrent net assets	7,616,000	9,845,000	13,156,000
Net assets/(liabilities)	(12,067,000)	(8,041,000)	(5,782,000)
Yantai Pengai Jiayan Cosmetic Surgery Hospital Co., Ltd
Current
Assets	3,441,000	2,909,000	3,753,000
Liabilities	(31,624,000)	(25,394,000)	(31,845,000)
Total current net assets/(liabilities)	(28,183,000)	(22,485,000)	(28,092,000)
Noncurrent
Assets	29,119,000	28,832,000	33,234,000
Liabilities	(17,088,000)	(16,778,000)	(17,086,000)
Total noncurrent net assets	12,031,000	12,054,000	16,148,000
Net assets/(liabilities)	¥ (16,152,000)	¥ (10,431,000)	¥ (11,944,000)